Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [abstract]
Income Taxes

Note 26 – Income Taxes

The Corporation had net losses for the periods ended December 31, 2017 and 2016 and income tax expense was $nil for each of these years.

The estimated income tax rate for the Company is based on substantively enacted corporate tax rates, expected timing of reversals, and expected taxable income allocation to various tax jurisdictions.

The Company’s computation of income tax expense is as follows:

Year ended December 31,	2017	2016
Loss before income taxes	$(11,140)	$(9,857)
Statutory income tax rate	25%	25%
Income tax recovery at statutory rates	(2,785)	(2,464)
Non-deductible expenses	94	24
Other permanent differences	–	(251)
Tax losses and other temporary differences not recognized	2,729	2,797
Income taxes at different rates in foreign and other provincial jurisdictions	(269)	(261)
Other	231	155
Total	$–	$–

At December 31, 2017, the Company has available income tax loss carry-forwards of $103,452 that may be used to reduce taxable income in future years, in certain jurisdictions, expiring as follows:

For the years ended	2017	2016
2023	$–	$130
2024	118	190
2025	244	244
2026	512	512
2027	14	14
2028	1	1
2029	517	517
2030	7,208	7,208
2031	6,432	6,432
2032	5,706	5,706
2033	–	–
2034	4,680	4,680
2035	6,238	6,238
2036	5,411	4,627
2037	4,853	–
No expiry	61,518	50,899
Total	$103,452	$87,398

Components of the Company’s deductible temporary differences and unused tax losses are:

Year ended December 31,	2017	2016
Non-capital losses	$30,984	$26,094
Investment tax credits	1,349	1,654
Scientific research and experimental development	745	1,114
Property, plant and equipment and intellectual property	1,406	1,224
Provisions	131	96
Other	867	163
Total	$35,482	$30,346

No deferred income tax asset has been recognized in respect of the $35,482 of losses and other temporary differences, reflecting the Company’s uncertainty associated with the realization of all deferred income tax assets.